Employee benefit obligations - Plan asset (Details) - Defined benefit plan - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Employee benefit obligations
Equities / multi strategy	$ 1,107	$ 1,039
Target return funds	267	267
Bonds	178	184
Cash/other	182	183
Total plan assets	$ 1,734	$ 1,673
Equities (Percentage)	65.00%	62.00%
Target return funds (Percentage)	15.00%	16.00%
Bonds (Percentage)	10.00%	11.00%
Cash/other (Percentage)	10.00%	11.00%
Total plan assets (Percentage)	100.00%	100.00%